UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	105 East First Street
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	November 11, 1999

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----

AMERICAN INTL GROUP		COM		     026874107   819      9438      SH        SOLE
AMERICA ONLINE		    	COM 	     02364J104   559      5366      SH        SOLE
AMERICAN EXPRESS		   COM		     025816109   637      4735      SH        SOLE
BEST BUY CO.			      COM		     086516101  1162     18738      SH        SOLE
BELL ATLANTIC			     COM		     077853109   790     11745      SH        SOLE
BANK OF NEW YORK		   COM 	     064057102   683     20427      SH        SOLE
BRISTOL MYERS			     COM		     110122108   676     10015      SH        SOLE
BP AMOCO             COM       055622104   231      2090      SH        SOLE
CITIGROUP			         COM		     172967101   521     11861      SH        SOLE
CARDINAL HEALTH			   COM		     14149Y108   211      3889      SH        SOLE
CIRCUIT CITY         COM       172737108   480     11378      SH        SOLE
CHEVRON CORP.        COM       166751107   228      2589      SH        SOLE
COSTCO COMPANIES		   COM		     22160Q102   216      3002      SH        SOLE
CISCO SYSTEMS			     COM		     17275R102  1055     15401      SH        SOLE
DAIMLERCHRYSLER      COM       D1668R123   277      3993      SH        SOLE
DELL COMPUTER			     COM		     247025109   921     22044      SH        SOLE
DAYTON HUDSON 			    COM		     239753106  1032     17198      SH        SOLE
EASTMAN KODAK        COM       277461109   242      3211      SH        SOLE
EXPRESS SCRIPTS      COM       302182100   541      6922      SH        SOLE
FORD MOTOR CO.			    COM		     345370100   536     10707      SH        SOLE
FANNIE MAE			        COM		     313586109   610      9746      SH        SOLE
GENERAL ELECTRIC		   COM		     369604103   738      6230      SH        SOLE
GENERAL MOTORS			    COM		     370442105   557      8858      SH        SOLE
GTE CORP.            COM       362320103   257      3345      SH        SOLE
INTL. BUS MACHINES		 COM		     459200101  1300     10723      SH        SOLE
INTEL CORP.			       COM		     458140100   940     12656      SH        SOLE
THE COCA COLA CO.		  COM		     191216100   424      8812      SH        SOLE
LUCENT TECHNOLOGIES		COM		     549463107   760     11719      SH        SOLE
MCDONALDS CORP.      COM       580135101   214      4978      SH        SOLE
PHILIP MORRIS CO		   COM		     718154107   435     12753      SH        SOLE
MERCK & CO.			       COM		     589331107   768     11856      SH        SOLE
MICROSOFT CORP.			   COM		     594918104  1005     11104      SH        SOLE
MICRO WAREHOUSE      COM       59501B105   164     13663      SH        SOLE
PFIZER CORP.			      COM		     717081103   560     15612      SH        SOLE
PROCTER & GAMBLE		   COM		     742718109   653      6973      SH        SOLE
ROYAL DUTCH          COM       780257804   258      4288      SH        SOLE
SHELL TRANS          COM       822703609   203      4474      SH        SOLE
SWIFT TRANS          COM       870756103   207     10549      SH        SOLE
SAFEWAY INC.         COM       786514208   382     10060      SH        SOLE
AT & T CORP.			      COM		     001957109   468     10767      SH        SOLE
TEXACO               COM       881694103   250      3968      SH        SOLE
UNISYS               COM       909214108   263      5844      SH        SOLE
US WEST				          COM		     91273H101   311      5454      SH        SOLE
WARNER LAMBERT CO.		 COM 	     934488107   271      4088      SH        SOLE
WALMART				          COM		     931142103   834     17544      SH        SOLE
WILLIAMS SONOMA      COM       969904101   332      6848      SH        SOLE
EXXON CORP.			       COM		     302290101   566      7456      SH        SOLE
XEROX CORP.			       COM	     	984121103   325      7753      SH        SOLE